DWS VARIABLE SERIES II

                SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                ----------------

                                 CLASS B SHARES


                            DWS Income Allocation VIP

As a result of the merger of DWS Income Allocation VIP into DWS Conservative Allocation VIP, effective September 18, 2006, DWS Income Allocation VIP -- Class B is no longer available.















               Please Retain this Supplement for Future Reference





December 13, 2006                                                    [Logo]DWS
VS2-B-IA                                                               SCUDDER
                                                           Deutsche Bank Group